Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Components Of Income Tax Expense (Benefit)

	Years Ended December 31,
	2011	2010	2009
Federal:
Current	$42,609	$54,207	$(6,946)
Deferred	61,055	27,808	78,900

Total federal	103,664	82,015	71,954

State:
Current	(15,697)	26,531	(584)
Deferred	18,104	(7,497)	11,567

Total state	2,407	19,034	10,983

Totals	$106,071	$101,049	$82,937

Schedule Of Reconciliations Of Federal Statutory Rate To Effective Income Tax Rates

	Years Ended December 31,
	2011	2010	2009

Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	0.5	4.3	2.9
Noncontrolling interests	(2.9)	(2.3)	(3.8)
Tax credits	—	(2.6)	(0.6)
Other	1.4	0.8	0.5

Totals	34.0%	35.2%	34.0%

Schedule Of Federal And State Deferred Income Tax Assets And Liabilities

	December 31,
	2011	2010
Deferred income tax assets:
Interest rate swap contract	$63,001	$82,777
Accrued liabilities	50,001	41,551
Self-insured liabilities	41,843	31,186
State net operating loss and tax credit carryforwards	37,179	37,048
Other	27,788	29,669

Deferred income tax assets, before valuation allowances	219,812	222,231
Valuation allowances	(22,981)	(16,989)

Deferred income tax assets, net	196,831	205,242

Deferred income tax liabilities:
Property, plant and equipment	(84,587)	(55,021)
Goodwill	(84,101)	(72,494)
Allowance for doubtful accounts	(40,119)	(23,925)
Joint ventures	(234,206)	(201,782)
Deferred gains on the early extinguishment of debt	(13,801)	(13,937)
Convertible debt discount amortization	(3,406)	(4,746)
Deferred revenue	(9,693)	(8,036)
Prepaid expenses	(11,464)	(9,530)

Deferred income tax liabilities	(481,377)	(389,471)

Net deferred income tax liabilities	$(284,546)	$(184,229)

Schedule Of Rollforward Of Unrecognized Income Tax Benefits

	Years Ended December 31,
	2011	2010	2009

Balances at the beginning of the year	$36,129	$34,910	$28,520
Additions for tax positions of the current year	4,434	4,779	7,299
Additions for tax positions of prior years	9,209	3,407	1,736
Reductions for tax positions of prior years	(7,623)	(2,516)	—
Lapses of statutes of limitations	(6,164)	(4,084)	(2,156)
Settlements	(4,470)	(367)	(489)

Balances at the end of the year	$31,515	$36,129	$34,910